UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4571

Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

Item 1:	Schedule of Investments

Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Schedule of Investments
February 28, 2005

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)

MUNICIPAL BONDS (99.0%)

Adams County PA GO	5.300%	5/15/2011	(3)(Prere.)	$10,240	$ 11,397
Allegheny County PA Airport Rev. (Pittsburgh International Airport)	6.000%	1/1/2014	(3)	4,295	4,663
Allegheny County PA Airport Rev. (Pittsburgh International Airport)	5.000%	1/1/2017	(1)	12,205	12,864
Allegheny County PA Airport Rev. (Pittsburgh International Airport)	5.000%	1/1/2019	(1)	15,750	16,592
Allegheny County PA GO	0.000%	4/1/2010	(1)	2,000	1,677
Allegheny County PA GO	5.250%	5/1/2011	(3)(Prere.)	3,000	3,330
Allegheny County PA GO	5.750%	11/1/2011	(3)	1,725	1,951
Allegheny County PA GO	5.375%	11/1/2012	(1)(Prere.)	3,725	4,206
Allegheny County PA GO	5.375%	11/1/2012	(1)(Prere.)	2,880	3,252
Allegheny County PA GO	5.375%	11/1/2012	(1)(Prere.)	2,000	2,258
Allegheny County PA GO	5.375%	11/1/2012	(1)(Prere.)	2,645	2,986
Allegheny County PA GO	5.500%	11/1/2014	(3)	1,050	1,173
Allegheny County PA GO	5.375%	11/1/2016	(1)	4,100	4,567
Allegheny County PA GO	5.375%	11/1/2017	(1)	3,600	4,003
Allegheny County PA GO	6.000%	7/1/2023	(1)	5,745	6,950
Allegheny County PA Hosp. Dev. Auth. Rev. (Catholic Health East)	5.250%	11/15/2013	(2)	1,000	1,091
Allegheny County PA Hosp. Dev. Auth. Rev. (Magee Women's Hosp.)	6.000%	10/1/2010	(3)	4,235	4,743
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh)	5.600%	4/1/2017	(1)	2,000	2,138
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh)	6.000%	7/1/2026	(1)	4,625	5,613
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh)	6.000%	7/1/2027	(1)	9,325	11,312
Allegheny County PA Port Auth. Rev	6.000%	3/1/2009	(1)(Prere.)	2,565	2,886
Allegheny County PA Port Auth. Rev.	6.000%	3/1/2009	(1)(Prere.)	16,000	18,000
Allegheny County PA Port Auth. Rev.	6.000%	3/1/2009	(1)(Prere.)	4,310	4,849
Allegheny County PA Port Auth. Rev.	6.250%	3/1/2009	(1)(Prere.)	3,740	4,243
Allegheny County PA Port Auth. Rev.	5.375%	3/1/2012	(3)	4,965	5,522
Allegheny County PA Port Auth. Rev.	5.500%	3/1/2013	(3)	7,000	7,831
Allegheny County PA Port Auth. Rev.	5.500%	3/1/2014	(3)	2,355	2,640
Allegheny County PA Port Auth. Rev.	5.500%	3/1/2016	(3)	1,500	1,675
Allegheny County PA Port Auth. Rev.	5.500%	3/1/2017	(3)	2,750	3,067
Allegheny County PA Sanitation Auth. Sewer Rev.	6.000%	12/1/2007	(1)(Prere.)	54,630	60,476
Allegheny County PA Sanitation Auth. Sewer Rev.	6.000%	12/1/2010	(1)	1,500	1,717
Allegheny County PA Sanitation Auth. Sewer Rev.	6.000%	12/1/2011	(1)	1,490	1,713
Allegheny County PA Sanitation Auth. Sewer Rev.	5.750%	12/1/2012	(1)	1,180	1,345
Allegheny County PA Sanitation Auth. Sewer Rev.	5.750%	12/1/2013	(1)	2,000	2,273
Allegheny County PA Sanitation Auth. Sewer Rev.	6.250%	12/1/2014	(1)	9,660	9,887
Allegheny County PA Sanitation Auth. Sewer Rev.	5.375%	12/1/2016	(1)	3,545	3,956
Allegheny County PA Sanitation Auth. Sewer Rev.	5.500%	12/1/2016	(3)(ETM)	11,295	11,749
Allegheny County PA Sanitation Auth. Sewer Rev.	5.375%	12/1/2018	(1)	15,000	16,677
Allegheny County PA Sanitation Auth. Sewer Rev.	5.500%	12/1/2030	(1)	14,030	15,340
Ambridge PA Area School Dist.	5.500%	11/1/2029	(1)	13,145	14,502
Berks County PA GO	0.000%	11/15/2013	(3)	7,250	5,108
Berks County PA GO	0.000%	11/15/2014	(3)	8,615	5,756
Berks County PA GO	0.000%	11/15/2015	(3)	6,250	3,954
Berks County PA Hosp. Rev. (Reading Hosp.)	5.700%	10/1/2014	(1)	4,500	5,151
Bethlehem PA Area School Dist.	5.375%	3/15/2012	(3)(Prere.)	7,500	8,423
Blair County PA Hosp. Auth. Rev. (Altoona Hosp.)	5.500%	7/1/2016	(2)	4,480	5,053
Bucks County PA IDA (Pennswood Village Project)	6.000%	10/1/2034		2,600	2,729
Bucks County PA IDA Solid Waste Rev. (Waste Management Project) PUT	4.900%	2/1/2008		6,400	6,588
Carlisle PA Area School Dist. GO	5.375%	3/1/2012	(1)(Prere.)	1,550	1,740
Carlisle PA Area School Dist. GO	5.375%	3/1/2012	(1)(Prere.)	1,725	1,937
Carlisle PA Area School Dist. GO	5.375%	3/1/2012	(1)(Prere.)	1,820	2,043
Carlisle PA Area School Dist. GO	5.375%	3/1/2012	(1)(Prere.)	1,635	1,836
Catholic Health East Pennsylvania Health Systems Rev.	5.500%	11/15/2024		1,400	1,481
Catholic Health East Pennsylvania Health Systems Rev.	5.375%	11/15/2034		2,500	2,605
Center City Philadelphia PA Business Improvement	5.500%	12/1/2005	(2)(Prere.)	6,955	7,258
Central Bucks PA School Dist.	5.500%	5/15/2015	(3)	5,540	6,207
Central Bucks PA School Dist.	5.500%	5/15/2017	(3)	3,785	4,231
Central Bucks PA School Dist.	5.500%	5/15/2018	(3)	2,400	2,678
Central Bucks PA School Dist.	5.500%	5/15/2019	(3)	1,500	1,674
Chester County PA Health Educ. Fac. Auth. Rev. (Chester County Hosp.)	5.875%	7/1/2016	(1)	7,870	8,254
Chester County PA Health Educ. Fac. Auth. Rev. (Jefferson Health System)	5.125%	5/15/2018	(2)	12,445	13,193
Chester County PA Health Educ. Fac. Auth. Rev. (Jefferson Health System)	5.250%	5/15/2022	(2)	36,580	38,743
Coatesville PA School Dist. GO	5.250%	8/15/2020	(4)	6,645	7,299
Cumberland County PA Muni. Auth. College Rev. (Dickinson College)	5.500%	11/1/2030	(2)	3,230	3,523
Dauphin County PA General Auth. Hosp. Rev. (West Pennsylvania Hosp.)	5.500%	7/1/2013	(1)(ETM)	5,000	5,389
Delaware County PA Auth. Rev. (Catholic Health East)	5.250%	11/15/2012	(2)	3,300	3,599
Delaware County PA Auth. Rev. (Catholic Health East)	5.250%	11/15/2013	(2)	4,665	5,088
Delaware County PA Hosp. Auth. Rev. (Crozer-Chester Medical Center)	5.300%	12/1/2027		8,905	8,851
Delaware County PA Hosp. Auth. Rev. (Delaware County Memorial Hosp.)	5.500%	8/15/2013	(1)	12,000	12,402
Delaware County PA IDA Airport Fac. (United Parcel Service) VRDO	1.730%	3/1/2005		4,770	4,770
Delaware County PA IDA Rev. (Suburban Water Co. Project)	5.150%	9/1/2032	(2)	5,500	5,701
Delaware County PA Regional Water Quality Control Auth. Rev.	5.500%	5/1/2014	(3)	2,405	2,700
Delaware County PA Regional Water Quality Control Auth. Rev.	5.500%	5/1/2016	(3)	2,685	3,009
Delaware River Port Auth. Pennsylvania New Jersey Rev.	5.700%	1/1/2023	(4)	8,345	9,183
Erie PA School Dist. GO	0.000%	9/1/2010	(4)	5,665	4,672
Erie PA School Dist. GO	5.800%	9/1/2010	(2)(Prere.)	4,500	5,101
Erie PA School Dist. GO	0.000%	9/1/2011	(4)	5,780	4,551
Erie PA School Dist. GO	0.000%	9/1/2013	(4)	2,780	1,976
Erie PA School Dist. GO	0.000%	5/1/2016	(1)(ETM)	3,175	1,984
Erie PA School Dist. GO	0.000%	9/1/2016	(4)	5,785	3,491
Erie PA School Dist. GO	0.000%	9/1/2018	(4)	1,615	876
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	1.790%	3/1/2005		1,750	1,750
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	1.800%	3/1/2005		22,300	22,300
Hazleton PA Area School Dist. GO	5.500%	3/1/2011	(3)	3,740	4,142
Hazleton PA Area School Dist. GO	5.750%	3/1/2012	(3)	1,420	1,602
Hazleton PA Area School Dist. GO	6.000%	3/1/2016	(3)	18,245	20,794
Hazleton PA Area School Dist. GO	0.000%	3/1/2017	(3)	4,425	2,590
Hazleton PA Area School Dist. GO	0.000%	3/1/2022	(3)	5,265	2,338
Lake Lehman PA School Dist. GO	0.000%	4/1/2014	(1)	1,290	885
Lake Lehman PA School Dist. GO	0.000%	4/1/2015	(1)	1,295	841
Lake Lehman PA School Dist. GO	0.000%	4/1/2016	(1)	1,310	806
Lake Lehman PA School Dist. GO	0.000%	4/1/2017	(1)	1,315	766
Lake Lehman PA School Dist. GO	0.000%	4/1/2018	(1)	1,000	553
Lancaster County PA GO	6.250%	5/1/2010	(3)(Prere.)	4,370	5,025
Lancaster County PA GO	6.250%	5/1/2010	(3)(Prere.)	4,605	5,295
Lancaster County PA GO	5.500%	11/1/2016	(3)	1,025	1,147
Lancaster County PA GO	5.500%	11/1/2017	(3)	1,060	1,184
Lancaster County PA GO	5.500%	11/1/2018	(3)	1,120	1,249
Lancaster County PA GO	5.500%	11/1/2019	(3)	1,175	1,310
Lancaster County PA Hosp. Auth. Rev. (Willow Valley Retirement Project)	5.875%	6/1/2021		1,000	1,061
Lancaster County PA Hosp. Auth. Rev. (Willow Valley Retirement Project)	5.875%	6/1/2031		6,000	6,293
Lancaster PA School Dist. GO	5.375%	2/15/2007	(3)(Prere.)	5,590	5,876
Latrobe PA IDA (Saint Vincent College)	5.600%	5/1/2021		1,635	1,732
Latrobe PA IDA (Saint Vincent College)	5.700%	5/1/2031		2,165	2,280
Lebanon County Health Fac. Auth. Rev. (Good Samaritan)	6.000%	11/15/2035		10,500	11,037
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network)	5.625%	7/1/2005	(1)(Prere.)	800	825
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network)	5.700%	7/1/2010	(1)	3,905	4,025
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network)	5.375%	7/1/2014	(4)	900	983
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network)	7.000%	7/1/2016	(1)	4,415	5,428
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network)	5.625%	7/1/2025	(1)	9,200	9,458
Luzerne County PA GO	0.000%	11/15/2016	(1)	2,360	1,330
Luzerne County PA GO	0.000%	11/15/2017	(1)	2,390	1,263
Luzerne County PA GO	5.250%	12/15/2021	(3)	5,320	6,029
McKeesport PA Area School Dist. GO	0.000%	10/1/2005	(1)	1,050	1,036
McKeesport PA Area School Dist. GO	0.000%	10/1/2006	(1)	2,015	1,932
McKeesport PA Area School Dist. GO	0.000%	10/1/2007	(1)	2,080	1,932
McKeesport PA Area School Dist. GO	0.000%	10/1/2008	(1)	2,270	2,030
McKeesport PA Area School Dist. GO	0.000%	10/1/2009	(1)	2,020	1,737
McKeesport PA Area School Dist. GO	0.000%	10/1/2010	(1)	1,840	1,512
McKeesport PA Area School Dist. GO	0.000%	10/1/2011	(1)	1,835	1,439
McKeesport PA Area School Dist. GO	0.000%	10/1/2014	(1)	2,040	1,369
McKeesport PA Area School Dist. GO	0.000%	10/1/2015	(1)	2,040	1,296
McKeesport PA Area School Dist. GO	0.000%	10/1/2016	(1)	4,655	2,799
McKeesport PA Area School Dist. GO	0.000%	10/1/2018	(2)	3,075	1,664
McKeesport PA Area School Dist. GO	0.000%	10/1/2024	(2)	3,000	1,155
McKeesport PA Area School Dist. GO	0.000%	10/1/2028	(2)	2,340	720
Montgomery County PA GO	5.000%	7/15/2019		8,800	9,416
Montgomery County PA GO	5.375%	10/15/2025		7,930	8,234
Montgomery County PA Higher Educ. Health Auth. Rev. (Catholic Health East)	5.375%	11/15/2034		2,175	2,256
Mount Lebanon PA Hosp. Dev. Auth. Rev. (St. Clair Memorial Hosp.)	6.250%	7/1/2006	(3)	4,905	5,064
Nazareth PA School Dist. GO	5.500%	5/15/2005	(2)(Prere.)	1,500	1,511
Neshaminy PA School Dist. GO	5.700%	2/15/2014	(3)	8,795	9,407
North Hills PA School Dist. GO	5.250%	11/15/2007	(3)(Prere.)	7,440	7,943
Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) VRDO	1.830%	3/7/2005		12,400	12,400
Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) VRDO	1.870%	3/7/2005		4,000	4,000
Northampton County PA Higher Educ. Auth. Rev. (Lehigh Univ.) VRDO	1.830%	3/7/2005		1,900	1,900
Northampton County PA IDA PCR (Central Metro. Edison)	6.100%	7/15/2021	(1)	4,410	4,550
Northeastern PA Hosp. Educ. Health Rev. (Wyoming Valley Health)	5.250%	1/1/2016	(2)	5,910	6,243
Northeastern PA Hosp. Educ. Health Rev. (Wyoming Valley Health)	5.250%	1/1/2026	(2)	2,850	2,997
Owen J. Roberts School Dist. Pennsylvania GO	5.375%	5/15/2007	(1)(Prere.)	1,635	1,732
Owen J. Roberts School Dist. Pennsylvania GO	5.500%	8/15/2017	(4)	1,495	1,676
Parkland PA School Dist. GO	5.375%	9/1/2015	(3)	3,050	3,456
Parkland PA School Dist. GO	5.375%	9/1/2016	(3)	2,000	2,287
Pennsbury PA School Dist. GO	5.250%	8/1/2024	(4)	9,135	9,927
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/2016	(3)(ETM)	25,150	30,644
Pennsylvania Convention Center Auth. Rev.	6.000%	9/1/2019	(3)(ETM)	14,275	17,288
Pennsylvania GO	5.375%	5/15/2006	(3)(Prere.)	5,000	5,246
Pennsylvania GO	5.125%	3/15/2007	(2)(Prere.)	7,990	8,504
Pennsylvania GO	5.750%	10/1/2009	(3)(Prere.)	19,850	22,366
Pennsylvania GO	5.250%	10/15/2010	(Prere.)	11,300	12,608
Pennsylvania GO	5.250%	10/15/2010	(Prere.)	8,850	9,874
Pennsylvania GO	6.000%	1/15/2011		3,000	3,409
Pennsylvania GO	5.250%	10/15/2011		11,200	12,387
Pennsylvania GO	5.000%	7/1/2013	(3)	25,000	27,558
Pennsylvania GO	5.250%	2/1/2014	(1)	20,000	22,413
Pennsylvania GO	5.375%	7/1/2021		26,785	30,752
Pennsylvania Higher Educ. Assistance Agency Rev.	6.125%	12/15/2010	(1)(Prere.)	2,000	2,311
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.880%	3/7/2005	(2)	4,100	4,100
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/2016	(1)	19,900	21,102
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/2021	(1)	6,505	6,898
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/2021	(1)	3,040	3,224
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.500%	6/15/2017	(2)	935	1,031
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.625%	6/15/2019	(2)	1,160	1,284
Pennsylvania Higher Educ. Fac. Auth. Rev. (Bryn Mawr College)	5.250%	12/1/2012	(2)	11,120	12,397
Pennsylvania Higher Educ. Fac. Auth. Rev. (Bryn Mawr College)	5.625%	12/1/2014	(1)	2,200	2,379
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	1.790%	3/1/2005		3,700	3,700
Pennsylvania Higher Educ. Fac. Auth. Rev. (Philadelphia Univ.)	5.125%	6/1/2025		3,500	3,446
Pennsylvania Higher Educ. Fac. Auth. Rev. (Philadelphia Univ.)	5.250%	6/1/2032		4,000	3,965
Pennsylvania Higher Educ. Fac. Auth. Rev. (Temple Univ.)	5.250%	4/1/2011	(1)	3,545	3,814
Pennsylvania Higher Educ. Fac. Auth. Rev. (UPMC Health Systems)	6.250%	1/15/2016		3,120	3,550
Pennsylvania Higher Educ. Fac. Auth. Rev. (UPMC Health Systems)	6.000%	1/15/2022		5,000	5,564
Pennsylvania Higher Educ. Fac. Auth. Rev. (UPMC Health Systems)	6.000%	1/15/2031		5,000	5,482
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/2020		2,360	2,425
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/2026		1,200	1,224
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/2031		550	557
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.400%	7/15/2036		3,000	3,131
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/2039		3,000	3,031
Pennsylvania Higher Educ. Fac. Auth. Rev. PUT	5.000%	5/1/2011	LOC	9,505	10,131
Pennsylvania Housing Finance Agency Rev.	5.250%	4/1/2021		5,000	5,193
Pennsylvania Housing Finance Agency Rev.	5.400%	10/1/2024		3,835	3,877
Pennsylvania Housing Finance Agency Rev.	5.350%	10/1/2031		13,000	13,262
Pennsylvania IDA Auth. Rev. (Economic Dev.)	5.500%	7/1/2016	(2)	14,865	16,708
Pennsylvania IDA Auth. Rev. (Economic Dev.)	5.500%	7/1/2017	(2)	7,000	7,862
Pennsylvania IDA Auth. Rev. (Economic Dev.)	5.500%	7/1/2018	(2)	7,630	8,560
Pennsylvania IDA Auth. Rev. (Economic Dev.)	5.500%	7/1/2019	(2)	6,340	7,112
Pennsylvania IDA Auth. Rev. (Economic Dev.)	5.500%	7/1/2020	(2)	4,495	5,033
Pennsylvania IDA Auth. Rev. (Economic Dev.)	5.500%	7/1/2021	(2)	8,130	9,103
Pennsylvania Intergovernmental Cooperation Auth. Rev.	7.000%	6/15/2005	(3)(Prere.)	2,250	2,282
Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.625%	6/15/2013	(3)	2,605	2,709
Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.250%	6/15/2017	(3)	7,830	8,453
Pennsylvania State Univ. Rev.	5.000%	9/1/2024		10,625	11,234
Pennsylvania State Univ. Rev.	5.000%	9/1/2029		7,625	7,959
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.125%	12/1/2016	(2)(ETM)	995	1,071
Pennsylvania Turnpike Comm. Rev.	5.625%	6/1/2012	(3)	9,000	10,161
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/2013	(2)	2,810	3,128
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/2014	(2)	5,350	5,962
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/2015	(2)	6,370	7,102
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/2016	(2)	1,000	1,113
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/2017	(2)	7,550	8,392
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/2018	(2)	1,505	1,670
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/2019	(2)	2,500	2,772
Pennsylvania Turnpike Comm. Rev.	5.500%	12/1/2031	(2)	17,610	19,456
Pennsylvania Turnpike Comm. Rev.	5.500%	7/15/2032	(2)	12,010	13,108
Pennsylvania Turnpike Comm. Rev.	5.250%	12/1/2032	(2)	15,000	16,162
Philadelphia PA Airport Parking Auth.	5.400%	9/1/2011	(2)	4,520	4,818
Philadelphia PA Airport Parking Auth.	5.400%	9/1/2012	(2)	5,990	6,385
Philadelphia PA Airport Parking Auth.	5.400%	9/1/2015	(2)	6,350	6,768
Philadelphia PA Airport Parking Auth.	5.500%	9/1/2018	(2)	4,250	4,534
Philadelphia PA Airport Parking Auth.	5.125%	2/15/2024	(2)	1,045	1,099
Philadelphia PA Airport Parking Auth.	5.250%	9/1/2029	(4)	3,530	3,726
Philadelphia PA Gas Works Rev.	5.250%	7/1/2011	(4)	3,965	4,231
Philadelphia PA Gas Works Rev.	5.375%	7/1/2012	(4)	4,000	4,287
Philadelphia PA Gas Works Rev.	5.375%	7/1/2014	(4)	4,310	4,619
Philadelphia PA Gas Works Rev.	5.375%	7/1/2016	(4)	13,280	14,957
Philadelphia PA Gas Works Rev.	5.375%	7/1/2018	(4)	11,555	13,057
Philadelphia PA GO	6.000%	11/15/2010	(3)	1,065	1,090
Philadelphia PA GO	6.000%	11/15/2011	(3)	1,145	1,172
Philadelphia PA GO	6.000%	11/15/2012	(3)	1,270	1,300
Philadelphia PA GO	6.000%	11/15/2013	(3)	715	732
Philadelphia PA GO	5.250%	3/15/2014	(4)	1,750	1,902
Philadelphia PA GO	5.250%	9/15/2014	(4)	7,460	8,176
Philadelphia PA GO	5.250%	3/15/2015	(4)	2,600	2,816
Philadelphia PA GO	5.250%	9/15/2015	(4)	4,775	5,208
Philadelphia PA GO	5.250%	9/15/2017	(4)	9,155	9,974
Philadelphia PA GO	5.250%	9/15/2018	(4)	2,135	2,324
Philadelphia PA GO	5.000%	5/15/2020	(1)	8,000	8,317
Philadelphia PA Hosp. Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.780%	3/1/2005		5,315	5,315
Philadelphia PA Hosp. Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.800%	3/1/2005		11,600	11,600
Philadelphia PA Hosp. Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.800%	3/1/2005		1,700	1,700
Philadelphia PA Hosp. Higher Educ. Fac. Auth. Rev. (Jefferson Health System)	5.125%	5/15/2018	(2)	5,700	6,042
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.750%	6/15/2010	(3)	4,440	4,794
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.375%	6/15/2012	(3)	1,000	1,078
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	7/1/2012	(3)	5,505	6,084
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	6/15/2013	(3)	1,030	1,124
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.375%	7/1/2013	(3)	10,000	10,691
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	7/1/2013	(3)	5,825	6,393
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	6/15/2014	(3)	1,090	1,185
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	7/1/2014	(3)	6,155	6,691
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.250%	6/15/2015	(3)	5,695	6,076
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	6/15/2015	(3)	1,150	1,259
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	7/1/2015	(3)	6,435	7,068
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	6/15/2016	(3)	1,210	1,322
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	7/1/2016	(3)	5,000	5,482
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	6/15/2017	(3)	1,280	1,396
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	6/15/2018	(3)	1,350	1,471
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	7/1/2018	(3)	4,000	4,377
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/2015	(4)	5,610	6,114
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/2016	(4)	10,000	10,865
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/2017	(4)	8,515	9,226
Philadelphia PA Muni. Auth. Rev.	5.250%	11/15/2018	(4)	3,000	3,246
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/2015	(3)	3,000	3,358
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/2017	(3)	2,255	2,518
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/2019	(3)	2,815	3,137
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/2020	(3)	2,000	2,216
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/2022	(3)	5,275	5,844
Philadelphia PA School Dist. GO	5.500%	9/1/2005	(2)(Prere.)	1,150	1,192
Philadelphia PA School Dist. GO	5.375%	4/1/2007	(2)(Prere.)	1,490	1,574
Philadelphia PA School Dist. GO	5.750%	2/1/2011	(4)(Prere.)	7,420	8,421
Philadelphia PA School Dist. GO	5.750%	2/1/2011	(4)(Prere.)	6,415	7,280
Philadelphia PA School Dist. GO	5.250%	2/1/2012	(4)	1,000	1,107
Philadelphia PA School Dist. GO	5.500%	2/1/2012	(4)(Prere.)	1,800	2,033
Philadelphia PA School Dist. GO	5.500%	2/1/2012	(4)(Prere.)	2,000	2,259
Philadelphia PA School Dist. GO	5.500%	2/1/2012	(4)(Prere.)	4,520	5,105
Philadelphia PA School Dist. GO	5.500%	2/1/2012	(4)(Prere.)	2,000	2,259
Philadelphia PA School Dist. GO	5.500%	2/1/2012	(4)(Prere.)	6,200	7,002
Philadelphia PA School Dist. GO	5.500%	2/1/2012	(4)(Prere.)	2,500	2,824
Philadelphia PA School Dist. GO	5.500%	2/1/2012	(4)(Prere.)	1,000	1,129
Philadelphia PA School Dist. GO	5.250%	4/1/2017	(1)	3,000	3,223
Philadelphia PA School Dist. GO	5.625%	8/1/2017	(3)	1,000	1,108
Philadelphia PA School Dist. GO	5.625%	8/1/2019	(3)	6,500	7,186
Philadelphia PA School Dist. GO	5.625%	8/1/2020	(3)	6,000	6,625
Philadelphia PA School Dist. GO	5.625%	8/1/2022	(3)	1,000	1,101
Philadelphia PA Water Waste Water Rev.	7.000%	6/15/2010	(3)	33,865	39,950
Philadelphia PA Water Waste Water Rev.	7.000%	6/15/2011	(3)	35,685	42,832
Philadelphia PA Water Waste Water Rev.	6.250%	8/1/2011	(1)	3,750	4,356
Philadelphia PA Water Waste Water Rev.	5.500%	8/1/2014	(1)	12,900	13,327
Philadelphia PA Water Waste Water Rev.	5.250%	12/15/2014	(2)	7,100	7,949
Philadelphia PA Water Waste Water Rev.	5.250%	11/1/2016	(3)	5,040	5,563
Philadelphia PA Water Waste Water Rev.	5.250%	11/1/2017	(3)	5,460	6,013
Philadelphia PA Water Waste Water Rev.	5.600%	8/1/2018	(1)(ETM)	925	958
Philadelphia PA Water Waste Water Rev.	5.600%	8/1/2018	(1)	4,995	5,153
Philadelphia PA Water Waste Water Rev.	5.375%	11/1/2019	(3)	4,155	4,613
Philadelphia PA Water Waste Water Rev. VRDO	1.840%	3/7/2005	(2)	2,590	2,590
Philadelphia PA Water Waste Water Rev. VRDO	1.850%	3/7/2005	(4)	15,000	15,000
Pine-Richland School Dist. Pennsylvania GO	5.500%	9/1/2006	(4)(Prere.)	3,430	3,581
Pittsburgh PA GO	5.750%	9/1/2009	(3)(Prere.)	4,505	4,960
Pittsburgh PA GO	6.000%	9/1/2009	(3)(Prere.)	4,450	4,946
Pittsburgh PA GO	5.500%	9/1/2013	(2)	10,965	12,105
Pittsburgh PA GO	5.125%	9/1/2014	(3)	8,435	8,929
Pittsburgh PA GO	5.500%	9/1/2014	(2)	12,000	13,290
Pittsburgh PA GO	5.125%	9/1/2015	(3)	6,395	6,724
Pittsburgh PA GO	5.500%	9/1/2015	(2)	4,140	4,526
Pittsburgh PA GO	5.250%	9/1/2017	(3)	4,980	5,270
Pittsburgh PA School Dist. GO	5.250%	3/1/2008	(3)(Prere.)	7,000	7,507
Pittsburgh PA School Dist. GO	5.250%	3/1/2008	(3)(Prere.)	5,200	5,576
Pittsburgh PA School Dist. GO	5.350%	3/1/2008	(3)(Prere.)	3,510	3,774
Pittsburgh PA School Dist. GO	0.000%	8/1/2009	(2)	4,000	3,460
Pittsburgh PA School Dist. GO	5.500%	9/1/2009	(4)(Prere.)	2,680	2,964
Pittsburgh PA School Dist. GO	5.500%	9/1/2009	(4)(Prere.)	2,985	3,301
Pittsburgh PA School Dist. GO	5.375%	9/1/2014	(4)	1,755	1,974
Pittsburgh PA School Dist. GO	5.500%	9/1/2016	(4)	4,000	4,597
Pittsburgh PA School Dist. GO	5.500%	9/1/2018	(4)	2,880	3,331
Pittsburgh PA Water Sewer Auth. Rev.	7.250%	9/1/2014	(3)(ETM)*	25,210	30,007
Pittsburgh PA Water Sewer Auth. Rev.	0.000%	9/1/2027	(3)	12,765	4,082
Pittsburgh PA Water Sewer Auth. Rev.	0.000%	9/1/2028	(3)	8,965	2,713
Pittsburgh PA Water Sewer Auth. Rev.	0.000%	9/1/2029	(3)	31,755	9,111
Reading PA School Dist. GO	0.000%	1/15/2015	(3)	9,260	5,813
Reading PA School Dist. GO	0.000%	1/15/2016	(3)	9,270	5,483
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/2013		2,000	2,237
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/2014		1,925	2,137
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/2015		2,045	2,271
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/2016		3,225	3,575
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/2017		6,640	7,315
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/2018		2,500	2,743
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/2021		3,000	3,215
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.875%	12/1/2031		12,500	13,254
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.880%	3/7/2005	(2)	300	300
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.900%	3/7/2005	(2)	1,000	1,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.900%	3/7/2005	(2)	700	700
Scranton-Lackawanna PA Health Welfare Auth. Rev. (Mercy Health System)	5.625%	1/1/2016	(1)	5,490	5,843
Scranton-Lackawanna PA Health Welfare Auth. Rev. (Mercy Health System)	5.700%	1/1/2023	(1)	9,205	9,800
South Fork PA Hosp. Auth. Rev. (Conemaugh Valley Hosp.)	5.625%	7/1/2010	(6)	2,300	2,467
South Fork PA Hosp. Auth. Rev. (Conemaugh Valley Hosp.)	5.750%	7/1/2018	(6)	7,000	8,115
Southeastern Pennsylvania Transp. Auth. Rev.	5.450%	3/1/2011	(3)	3,730	3,996
Southeastern Pennsylvania Transp. Auth. Rev.	5.375%	3/1/2017	(3)	2,500	2,664
Southeastern Pennsylvania Transp. Auth. Rev.	5.375%	3/1/2022	(3)	15,825	16,798
St. Mary's Hosp. Auth. Bucks County PA Rev. (Catholic Health Initiatives)	5.375%	6/1/2008	(Prere.)	2,525	2,744
St. Mary's Hosp. Auth. Bucks County PA Rev. (Catholic Health Initiatives)	5.375%	6/1/2008	(Prere.)	2,340	2,543
Uniontown PA Area School Dist. GO	5.500%	10/1/2012	(4)(Prere.)	9,950	11,309
Univ. Area Pennsylvania Joint Auth. Sewer Rev.	5.000%	11/1/2012	(1)	1,505	1,635
Univ. Area Pennsylvania Joint Auth. Sewer Rev.	5.000%	11/1/2013	(1)	1,580	1,716
Univ. Area Pennsylvania Joint Auth. Sewer Rev.	5.000%	11/1/2014	(1)	1,655	1,797
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project)	5.250%	6/1/2017	(3)	6,995	7,473
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.880%	3/7/2005		1,800	1,800
Univ. of Pittsburgh PA Rev.	5.500%	6/1/2010	(1)	5,285	5,700
Univ. of Pittsburgh PA Rev.	5.500%	6/1/2014	(1)	11,780	12,706
Upper Darby PA School Dist. GO	5.000%	5/1/2019	(2)	5,970	6,346
Warwick PA School Dist. GO	5.375%	2/15/2015	(3)	2,435	2,703
Warwick PA School Dist. GO	5.375%	2/15/2016	(3)	2,570	2,851
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.250%	7/1/2010	(2)	1,750	1,895
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.125%	7/1/2011	(2)	1,840	1,990
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.125%	7/1/2012	(2)	1,935	2,117
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.250%	7/1/2013	(2)	2,035	2,249
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.375%	7/1/2014	(2)	1,640	1,832
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.375%	7/1/2015	(2)	2,250	2,508
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.500%	7/1/2016	(2)	2,375	2,688
West Cornwall Township PA Muni. Auth. College Rev. (Elizabethtown College)	6.000%	12/15/2022		2,650	2,796
West Cornwall Township PA Muni. Auth. College Rev. (Elizabethtown College)	6.000%	12/15/2027		2,000	2,094
West Jefferson Hills PA School Dist. GO	5.200%	8/1/2017	(4)	1,955	2,136
West Jefferson Hills PA School Dist. GO	5.200%	8/1/2018	(4)	2,060	2,249
Westmoreland County PA Muni. Auth. Rev.	6.125%	7/1/2017	(1)(ETM)	8,205	9,741
Westmoreland County PA Muni. Auth. Service Water Rev.	0.000%	8/15/2015	(3)	5,000	3,195
Westmoreland County PA Muni. Auth. Service Water Rev.	0.000%	8/15/2023	(1)	5,000	2,049
Westmoreland County PA Muni. Auth. Service Water Rev.	0.000%	8/15/2024	(3)	4,000	1,544
York County PA Hosp. Auth. Rev. (York Hosp.)	5.250%	7/1/2017	(2)	3,500	3,696
York County PA Hosp. Auth. Rev. (York Hosp.)	5.250%	7/1/2023	(2)	8,675	9,110
York County PA Solid Waste Refuse Auth. Rev.	5.500%	12/1/2013	(3)	6,750	7,661
York County PA Solid Waste Refuse Auth. Rev.	5.500%	12/1/2014	(3)	4,050	4,618
Outside Pennsylvania:
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/2020		5,300	6,034
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2021	(1)	5,000	5,712
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2023	(1)	15,500	17,673
Puerto Rico GO	5.500%	7/1/2018	(1)	10,000	11,674
Puerto Rico GO	5.500%	7/1/2020	(3)	5,000	5,866
Puerto Rico GO	5.500%	7/1/2022	(3)	8,960	10,505
Puerto Rico GO	5.500%	7/1/2029	(1)	10,000	11,682
Puerto Rico Highway Transp. Auth. Rev.	5.500%	7/1/2019	(1)	17,000	19,904
Puerto Rico Highway Transp. Auth. Rev.	5.500%	7/1/2020	(1)	14,610	17,141
Puerto Rico Highway Transp. Auth. Rev.	5.500%	7/1/2020	(4)	14,155	16,607
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.750%	7/1/2022		5,000	5,839
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.000%	7/1/2012	(2)	15,000	16,354
Puerto Rico Public Finance Corp.	6.000%	8/1/2026		5,000	5,978
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/2012		2,000	2,130
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/2020		1,750	1,869

TOTAL MUNICIPAL BONDS

(Cost $2,125,870)					$2,270,786

OTHER ASSETS AND LIABILITIES - NET (1.0%)					$ 21,931

NET ASSETS (100%)					$2,292,717

*Securities with a value of $5,952,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2005, the cost of investment securities for tax purposes was $2,127,849,000. Net unrealized appreciation of investment securities for tax purposes was $142,937,000, consisting of unrealized gains of $144,601,000 on securities that had risen in value since their purchase and $1,664,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At February 28, 2005, the aggregate settlement value of open futures contracts expiring in June 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

20-Year U.S. Treasury Bond	665	$74,709	($ 792)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Pennsylvania Tax-Free Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Pennsylvania Tax-Free Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005

Vanguard Pennsylvania Tax-Free Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 15, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.